Significant Accounting Policies - Changes in Accounting Policies During the Reporting Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 2,497,919	$ 1,858,723
Revenue	1,082,286	845,388
Operating expense	851,696	555,205
Depreciation	1,242	692
Loans and borrowings	$ 514,015	531,908
Revolving Facility | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, adjustment to interest rate basis	2.50%
Revolving Facility | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, adjustment to interest rate basis	3.75%
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving Facility
Disclosure of detailed information about property, plant and equipment [line items]
Maximum capacity	$ 400,000
Loans and borrowings	193,800
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Amortizing Term Loan
Disclosure of detailed information about property, plant and equipment [line items]
Maximum capacity	100,000
Loans and borrowings	$ 85,800
Effect of Reclassification of Pre- Commercial Production on Property Plant and Equipment | Major Asset Reclassification
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		1,600
Revenue		2,900
Operating expense		1,000
Depreciation		$ 300